CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 228,830	$ 255,863	$ 217,612
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	47,659	43,107	11,713
Depreciation and amortization	30,323	30,026	31,181
Stock-based compensation expense	15,693	14,898	13,379
Pension expense (income)	6,078	3,515	2,002
Net amortization (accretion) on investment securities	3,066	7,190	12,819
Net (gain) loss on investments securities	22,575	1,052	1,208
Originations of loans held for sale	(420,946)	(294,037)	(368,574)
Net (gains) losses on sales of loans held for sale	(17,918)	(13,217)	(15,048)
Proceeds from sales of loans held for sale	434,896	302,609	375,122
Deferred income taxes	21,202	13,365	(3,505)
Operating Lease, Expense	8,095	7,773	7,626
Operating Lease, Payments	(8,441)	(7,819)	(7,824)
Life Insurance, Corporate or Bank Owned, Change in Value	4,220	5,033	2,287
Decrease (increase) in interest receivable	4,958	(9,567)	(19,134)
(Decrease) increase in interest payable	(8,044)	40,305	6,652
Decrease (increase) in other assets	(172,489)	159,446	(226,398)
(Decrease) increase in other liabilities	70,839	(62,507)	164,302
Net cash provided by (used in) operating activities	262,156	486,969	200,846
Investing activities
Proceeds from Sale of Debt Securities, Available-for-sale	352,464	92,187	277,082
Proceeds from calls, paydowns and maturities of securities available-for-sale	482,587	440,815	704,304
Payments to Acquire Debt Securities, Available-for-sale	(981,290)	(96,745)	(641,643)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	3,621	3,902	14,640
Proceeds from Sale of Other Investments	11,559	0	0
Proceeds from Maturities, Prepayments and Calls of Other Investments	54,655	29,713	8
Purchases of other investment securities	(48,291)	(16,292)	(40,836)
Net decrease (increase) in interest-bearing deposits with other banks	62,732	(404,778)	(173,371)
Payments for (Proceeds from) Other Loans and Leases	769,221	665,861	987,088
Proceeds from Sale of Other Real Estate	136	288	192
Purchases of premises and equipment	(21,075)	(24,135)	(13,778)
Net change in operating leases	(55,905)	(61,476)	(29,475)
Proceeds from Life Insurance Policy	4,880	4,652	6,860
Net cash acquired (paid) in business combinations	(96,887)	(3,535)	0
Net cash provided by (used in) investing activities	(1,000,035)	(701,265)	(883,105)
Financing activities
Net (decrease) increase in total deposits	968,341	659,620	(170,777)
Net (decrease) increase in short-term borrowings	(182,362)	(349,342)	990,953
Proceeds from (Repayments of) Other Long-Term Debt	2,643	(3,313)	(64,018)
Cash dividends paid on common stock	(89,544)	(87,159)	(86,606)
Proceeds from exercise of stock options	0	48	177
Net cash provided by (used in) financing activities	699,078	219,854	669,729
Cash and due from banks
Net (decrease) increase in Cash and due from banks	(38,801)	5,558	(12,530)
Cash and due from banks at beginning of year	213,059	207,501	220,031
Cash and due from banks at end of year	174,258	213,059	207,501
Supplemental disclosures
Interest paid	398,129	234,929	59,512
Income taxes paid	27,523	10,076	5,696
Acquisition of other real estate owned through foreclosure	119	387	327
Issuance of restricted stock awards	13,945	12,503	22,280
Supplemental schedule for investing activities
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets, Net Of Purchase Consideration	914	(3,420)	64
Total liabilities assumed	2,702	941	822
Goodwill	$ 1,788	$ 4,361	$ 758